CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY - USD ($) $ in Thousands		iKang's shareholder's equity iKang Shanghai Gubei	iKang's shareholder's equity Shenzhen Hospital Management	iKang's shareholder's equity Fujian iKang	iKang's shareholder's equity IMHealthcare	iKang's shareholder's equity Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic & Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd	iKang's shareholder's equity	Common	Additional paid-in capital iKang Shanghai Gubei	Additional paid-in capital Shenzhen Hospital Management	Additional paid-in capital Fujian iKang	Additional paid-in capital IMHealthcare	Additional paid-in capital Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic & Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive income/(loss)	Non-controlling Interest iKang Shanghai Gubei	Non-controlling Interest Beijing Tianzhikangjian	Non-controlling Interest iKang Yinchuan Ciming	Non-controlling Interest Weihai Ciming	Non-controlling Interest Xi'an iKang Guobin Medical Examination Management Co., Ltd.	Non-controlling Interest Guizhou Wishstar	Non-controlling Interest China Physician Alliance	Non-controlling Interest Wuhu iKang	Non-controlling Interest Wuxi iKang Guobin	Non-controlling Interest MediFast	Non-controlling Interest Shenzhen Hospital Management	Non-controlling Interest Zhenjiang Clinic	Non-controlling Interest iKang Ningbo Haishu	Non-controlling Interest Fujian iKang	Non-controlling Interest IMHealthcare	Non-controlling Interest Yinchuan iKang Guobin Ciming Clinic (Co., Ltd.) & Yinchuan iKang Guobin Clinic (Co., Ltd.)	Non-controlling Interest	iKang Shanghai Gubei	Beijing Tianzhikangjian	iKang Yinchuan Ciming	Weihai Ciming	Xi'an iKang Guobin Medical Examination Management Co., Ltd.	Guizhou Wishstar	China Physician Alliance	Wuhu iKang	Wuxi iKang Guobin	MediFast	Shenzhen Hospital Management	Zhenjiang Clinic	iKang Ningbo Haishu	Fujian iKang	IMHealthcare	Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic & Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd	Yinchuan iKang Guobin Ciming Clinic (Co., Ltd.) & Yinchuan iKang Guobin Clinic (Co., Ltd.)	Total
Balance at Mar. 31, 2015							$ 319,130	$ 343						$ 419,862	$ 8,399	$ (113,410)	$ 3,936																	$ 9,218																		$ 328,348
Balance (in shares) at Mar. 31, 2015								34,361,539
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve															3,130	(3,130)																																				3,130
Share-based compensation expenses							1,949							1,949																																						1,949
Exercise of employee share options	[1]						8,035							8,035																																						8,035
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.							7,206							7,202			4																																			7,206
Addition of non-controlling interest in connection with capital injection																																																				$ 457
Issuance of common shares in connection with exercise of options (in shares)																																																				995,255
Purchase of non-controlling interest		$ (302)							$ (302)									$ (486)	$ (1,178)																$ (788)	$ (1,178)																$ (1,664)
Addition of non-controlling interest in connection with acquisition																			$ 5,050	$ 1,613	$ 2,416	$ 3,242	$ 4,446													$ 5,050	$ 1,613	$ 2,416	$ 3,242	$ 4,446												16,767
Addition of non-controlling interest in connection with capital injection																						$ 457																	$ 457
Addition of non-controlling interest in connection with establishment																								$ 551	$ 182																$ 551	$ 182
Dividend distribution to non-controlling interest holder																		$ (557)									$ (57)								$ (557)									$ (57)								(614)
Net income/(loss)							18,325									18,325																		(1,837)																		16,488
Foreign currency translation adjustments							(11,703)										(11,703)																	(484)																		(12,187)
Unrealized gain (loss) on available-for-sale investments							186										186																																			186
Balance at Mar. 31, 2016							342,826	$ 343						436,746	11,529	(98,215)	(7,577)																	22,576																		365,402
Balance (in shares) at Mar. 31, 2016								34,361,539
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve															3,232	(3,232)																																				3,232
Share-based compensation expenses							1,941							1,941																																						1,941
Exercise of employee share options	[1]						1,324							1,324																																						1,324
Issuance of common shares, to option pool, in connection with share-based compensation arrangements							4	$ 4																																												$ 4
Issuance of common shares, to option pool, in connection with share-based compensation arrangements (in shares)								350,000
Issuance of common shares in connection with exercise of options (in shares)								10,000																																												274,565
Purchase of non-controlling interest			$ (3,362)							$ (3,362)																		$ 906																	$ (2,456)							$ 906
Capital contribution from non-controlling interest																										$ 130																	$ 130
Dividend distribution to non-controlling interest holder																											$ (983)																	$ (983)								(983)
Net income/(loss)							(11,251)									(11,251)																		(1,293)																		(12,544)
Foreign currency translation adjustments							(18,884)										(18,884)																	(1,368)																		(20,252)
Unrealized gain (loss) on available-for-sale investments							(161)										(161)																																			(161)
Balance at Mar. 31, 2017							312,437	$ 347						436,649	14,761	(112,698)	(26,622)																	19,968																		$ 332,405
Balance (in shares) at Mar. 31, 2017								34,721,539																																												34,721,539
Increase (Decrease) in Stockholders' Equity
Provision for statutory reserve															3,635	(3,635)																																				$ 3,635
Share-based compensation expenses							34,822							34,822																																						34,822
Exercise of employee share options							1,324							1,324																																						$ 1,324
Issuance of common shares in connection with exercise of options (in shares)																																																				242,834
Purchase of non-controlling interest				$ (1,872)							$ (1,872)																				$ (630)																	$ (2,502)				$ (630)
Addition of non-controlling interest in connection with acquisition					$ 2,326							$ 2,326																				$ 1,444																	$ 3,770
Capital contribution from non-controlling interest																													$ 909	$ 461																$ 909	$ 461
Return of capital						$ (572)							$ (572)																																					$ (572)
Dividend distribution to non-controlling interest holder																																	$ (605)																		$ (605)
Net income/(loss)							(17,309)									(17,309)																		633																		(16,676)
Foreign currency translation adjustments							23,666										23,666																	1,938																		25,604
Unrealized gain (loss) on available-for-sale investments							885										885																																			885
Balance at Mar. 31, 2018							$ 355,707	$ 347						$ 472,677	$ 18,396	$ (133,642)	$ (2,071)																	$ 24,118																		$ 379,825
Balance (in shares) at Mar. 31, 2018								34,721,539																																												34,721,539

[1]	Shares were previously issued to the option pool.